Retirement Plans - Information about Pension Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in benefit obligation:
Beginning benefit obligation	$ 16,964	$ 16,328
Service cost	0	0	$ 0
Interest cost	679	689	604
Curtailment gain	0	0
Settlement loss	46	51
Actuarial (gain)/loss	986	669
Benefits paid	(759)	(773)
Ending benefit obligation	17,916	16,964	16,328
Change in plan assets, at fair value:
Beginning plan assets	16,150	15,647
Actual return	1,947	802
Employer contribution	2,000	500
Benefits paid	(759)	(773)
Administrative expenses	(32)	(26)
Ending plan assets	19,306	16,150	$ 15,647
Funded status at end of year	$ 1,390	$ (814)